Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.64%	6.40%	2.25%	3.03%